SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - Dss Holdings L P Member - Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
One Pool [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.90%	12.30%	24.90%
Two Pool [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		21.00%	17.10%